Plumb Equity Fund
PLUMB EQUITY FUND
Investment Objective
The Plumb Equity Fund (the “Equity Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Plumb Equity Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Plumb Equity Fund Plumb Equity Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	none
Redemption Fee (exclusive of wire transfer charges of $15.00, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses	Plumb Equity Fund Plumb Equity Fund
Management Fees	0.65%
Distribution (12b-1) Fees	0.21%
Other Expenses	0.59%	[1]
Total Annual Fund Operating Expenses	1.45%
Fee Waivers and Expense Reimbursements	(0.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.20%
[1]	“Other Expenses” includes Acquired Fund Fees and Expenses, which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds. The Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements differ from the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus, which excludes Acquired Fund Fees and Expenses. Without Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements would have been 1.19%.
[2]	The Advisor has contractually agreed, at least until July 31, 2020, to waive fees and reimburse expenses of the Equity Fund so as to cap its annual operating expense ratios (excluding Acquired Fund Fees and Expenses) at 1.19% of its average daily net assets. This expense cap may not be terminated prior to this date except by the Board of Directors. For any year in which the Fund’s actual operating expense ratio is lower than the applicable cap, the Advisor may recoup any or all of the fees it has waived and/or the expenses it has reimbursed during the immediately preceding 36 months, provided the amount of recoupment in any year shall be limited so that it does not cause the Fund’s total operating expenses to exceed the current cap or the applicable cap at the time of waiver for that year.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or sell) all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. With respect to the first year expense amount, this example reflects the effects of the contractual commitment that the Advisor has made to waive fees and reimburse expenses for the Fund at least until July 31, 2020. The assumed return does not represent actual or future performance, and your actual costs may be higher or lower. However, based on these assumptions, your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Plumb Equity Fund | Plumb Equity Fund | USD ($)	122	432	764	1,704

Portfolio Turnover.
The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies of the Equity Fund
To pursue its investment objective, the Fund normally invests at least 80% of its assets, including borrowings for investment purposes, in common stocks and other equity securities, such as exchange-traded funds ("ETFs"), options, preferred stocks and securities convertible into such equity securities. The Fund will limit its investments in foreign securities, including in American Depositary Receipts (“ADRs”), to 15% of its total assets. The Fund generally invests in higher quality companies that are trading at significant discounts to portfolio manager’s estimates of their intrinsic value. These companies may include large, medium, and smaller-sized companies.
The Fund’s portfolio manager employs a blended investment style, which is generally characterized as “growth at a reasonable price”. However, the portfolio manager may prefer a certain investment style and look for growth stocks or value stocks when warranted by market conditions and other factors.
The Fund seeks to provide investors with competitive after-tax investment returns by holding quality securities for the long term, which is designed to promote greater tax efficiency. The Fund anticipates that capital growth will be accompanied by dividend income and growth of dividend income over time.
The Fund typically sells securities in companies when their market valuations rise significantly above the portfolio manager’s estimates of intrinsic business values, long-term economic fundamentals significantly deteriorate, or better opportunities are presented in the marketplace.

Principal Risks of Investing in the Equity Fund
The Equity Fund’s principal risks are discussed below. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.

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Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company or because of factors that affect a particular industry or industries. Drastic reductions in or volatile trading activity may make it difficult for the Fund to properly value its investments.

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Individual Security Selection Risk. Stocks selected as portfolio investments may decline in value due to events specific to that individual security. Such events include, but are not limited to, changes in a company’s business or credit outlook, its geographic exposure, events at competitor companies, and changes in government policy or regulatory environment.

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Foreign Securities Risk. Although the Equity Fund invests principally in the securities of U.S. issuers, it also expects to invest in foreign securities. To the extent the Fund invests in foreign securities, such investments will be subject to special risks, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.

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Smaller-Company Risk. The Fund may invest (typically less than one-third of its total assets) in stocks of smaller companies whose market capitalizations are less than $1 billion. Earnings and revenues of small companies tend to be less predictable, and the share prices of small companies can be more volatile, than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the liquidity of these securities and the Fund’s ability to sell these securities.

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Concentration Risk. To the extent the Fund invests in a smaller number of securities than do some other mutual funds, its net asset value may experience greater volatility and a greater effect on its total return and may be more susceptible to economic, political, and regulatory developments affecting particular securities or sectors of the market.

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Liquidity Risk. Investments with little or no active trading market can be difficult to sell at or near their perceived value. In such a market, the market value of such investments may fall dramatically, causing the Fund’s share price to fall in value.

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Key Person Risk. The Fund is heavily dependent upon Mr. Thomas Plumb for its operation and for the execution of its investment strategy. The Fund would likely find it more difficult to execute its investment strategy and to continue its operation in the event he were no longer involved in the management of the Fund.

Past Performance
The following tables show historical performance of the Equity Fund and provide some indication of the risks of investing in the Fund. Table I shows the Fund’s total returns before taxes for each of the periods set forth in the Table. Table II shows the Fund’s average annual total returns for 1, 5, and 10 years both before and after taxes and compares those returns to the performance of two different securities market indices, the S&P 500 Index and the MSCI EAFE Index, as well as to the Fund’s Benchmark, which is a composite comprised of 90% S&P 500 Index and 10% MSCI EAFE Index. The S&P 500 Index reflects the market sectors for U.S.-based equities in which the Fund primarily invests. The MSCI EAFE Index reflects the performance of major developed international equity markets, other than the United States and Canada, in which the Fund invests. The performance data quoted represents past performance and current returns may be lower or higher. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund’s website at www.plumbfunds.com or by calling (toll free) 1-866-987-7888.

Equity Fund Year-by-Year Total Returns (Calendar Year)

Best Quarter:	Worst Quarter:
2nd Quarter of 2009	4th Quarter of 2018
14.15%	-21.06%

The performance information above is calculated based on a calendar year. The Fund’s total return (not annualized) for the six-month period ended June 30, 2019 was 26.62%.

Equity Fund - Average Annual Total Returns (for the periods ended December 31, 2018)
Average Annual Total Returns - Plumb Equity Fund	Label	1 Year	5 Years	10 Years
Plumb Equity Fund	Return Before Taxes	(2.16%)	10.52%	11.62%
Plumb Equity Fund | Return After Taxes on Distributions	Return After Taxes on Distributions	(5.32%)	8.49%	10.52%
Plumb Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	0.71%	8.15%	9.57%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	(4.38%)	8.49%	13.12%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	(16.14%)	(2.13%)	3.35%
Blended Benchmark (reflects no deduction for fees, expenses or taxes)	Blended Benchmark (reflects no deduction for fees, expenses or taxes)	(5.59%)	7.41%	12.14%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.